CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated Affiliated Entities without recourse to the Company) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Restricted cash	$ 916	5,686	2,679
Accounts payable	35,323	219,166	115,667
Advance from customers and deferred revenue	5,817	36,094	18,425
Amounts due to related parties	1	4	0
Accrued expenses and other liabilities	248,823	1,543,850	956,066
Short-term bank loan	80,585	500,000	0
Deferred tax liabilities	34,395	213,407	216,738
Other liabilities	$ 645	4,000	4,000